 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending November 30, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
11/11/03	Shares of beneficial interest	1,000	8.66	9.54	Merrill Lynch
11/12/03	Shares of beneficial interest	13,400	8.68	9.51	Merrill Lynch
11/14/03	Shares of beneficial interest	200	8.65	9.56	Merrill Lynch
11/17/03	Shares of beneficial interest	8,900	8.7	9.58	Merrill Lynch

Total Shares Repurchased: 23,500

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management